Income tax - Factors affecting tax charge/credit for the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Factors affecting tax charge/credit for the year
Profit / (Loss) from continuing operations	$ (37,616)	$ (26,214)	$ (48,247)
Tax at the applicable rate of 25% (2024:25%, 2023 - 22%)	(9,404)	(6,553)	(12,062)
Disallowable expenditure	173	1,879	238
Tax deduction for share scheme	(756)		(4,229)
Non-taxable gain on sale	(128)
Difference in tax rate between UK and other jurisdictions	(35)	(18)	(344)
Fixed asset timing differences		114	23
Other differences	(23)	9	38
Difference in rates between current and deferred tax			(1,490)
Unutilised tax losses on which deferred tax is not recognised	8,904	4,983	13,267
Deferred tax not recognised in respect of share options	1,204	$ (414)	4,559
R&D tax credit	(2,186)		(141)
Fair valuation of warrants	65
Total tax	$ (2,186)		$ (141)
Applicable rate	25.00%	25.00%	22.00%